Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan
Investments at Fair Value [Line Items]
Fair Value Measurements
(3)    Fair Value Measurements
Under Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures, various inputs are used in determining the fair value of the Plan's investments. These inputs are summarized in a hierarchy that segregates fair value measurements into three levels (Levels 1, 2, and 3), determined by the nature of input as follows:
•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities. An active market is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.
•Level 2 – Other significant observable inputs, including quoted prices for similar securities in active markets, quoted prices for identical securities in markets that are not active, and other market-corroborated inputs.
•Level 3 – Significant unobservable inputs, including the Plan's own assumptions in determining the fair value of investments, based on the best information available in the circumstances.
The level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Valuation levels are not necessarily an indication of the risk associated with investing in those securities.
The following is a description of the valuation methodologies used for assets held and carried at fair value:
•Mutual funds – Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded. Mutual funds also include interest-bearing cash and money market funds.
•Fastenal Company common stock – Valued daily based on quoted prices from national exchanges.
•Stable value fund - The stable value fund has the characteristics of a structure similar to a mutual fund, therefore, its value is considered readily determinable. As such, the fair value of the stable value fund, based on the published net asset value and the resulting daily transactions of the fund, is reflected in the fair value hierarchy as a Level 2 investment.
•Common/collective trust funds - Common/collective trust funds have the characteristics of a structure similar to a mutual fund and are valued based on the readily determinable quoted market price that each fund publishes at the end of each day. While the underlying assets in a common/collective trust fund are actively traded on an exchange, the funds themselves are not, and therefore, are classified as Level 2 assets in the fair value hierarchy.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain instruments could result in a different fair value measurement at the reporting date.
The following tables present the level within the fair value hierarchy at which the investments are measured on a recurring basis as of December 31, 2025 and 2024:

	Fair value at December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$458,459,578	—	—	458,459,578
Fastenal Company common stock	316,565,240	—	—	316,565,240
Stable value fund	—	22,812,882	—	22,812,882
Common/collective trust funds	—	408,762,271	—	408,762,271
Total investments at fair value	$775,024,818	431,575,153	—	1,206,599,971

	Fair value at December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$403,598,461	—	—	403,598,461
Fastenal Company common stock	285,153,120	—	—	285,153,120
Stable value fund	—	22,628,532	—	22,628,532
Common/collective trust funds	—	327,713,114	—	327,713,114
Total investments at fair value	$688,751,581	350,341,646	—	1,039,093,227